Label	Element	Value
Large-Cap Growth Portfolio | Large-Cap Growth Portfolio
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Large-Cap Growth Portfolio
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The following paragraph will be added prior to the last paragraph of the Principal Investment Strategies subsection:

The Fund is classified as non-diversified, which means it may invest in a smaller number of issuers than a diversified fund.

Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock

SUPPLEMENT DATED DECEMBER 15, 2025

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2025

FOR CLASS I AND CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2025, for Class I and Class P Shares (the “Prospectus”), as supplemented, and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Large-Cap Growth Portfolio – The Board of Trustees of the Large-Cap Growth Portfolio approved a proposal to reclassify the Fund from “diversified” to “non-diversified.” This proposal is subject to approval by the shareholders of the Large-Cap Growth Portfolio at a joint special shareholder meeting expected to be held on March 5, 2026. Proxy materials describing the proposal and the rationale for the proposal will be sent to shareholders of the Large-Cap Growth Portfolio on or about January 20, 2026. No assurance can be given that shareholder approval will occur.

If approved, the reclassification would take effect as soon as practicable following the joint special shareholder meeting, and the Prospectus and Statement of Additional Information (“SAI”) will be updated as of that effective date to reflect the non-diversified status and the risks related to operating as a non-diversified fund as described below for prospectus disclosures and as described in the SAI supplement dated December 15, 2025 for SAI disclosures.

Large-Cap Growth Portfolio | Large-Cap Growth Portfolio | Risk Nondiversified Status [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	●Non-Diversification Risk: A fund that is classified as non-diversified may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a fund that is classified as diversified. This increases the risk that the Fund will have greater price swings over shorter periods of time because the poor performance of a single investment or a fewer number of investments will have a greater impact on the Fund than a diversified fund with more investments. Being classified as non-diversified does not prevent the Fund from being managed as though it were a diversified fund.